Summary of Significant Accounting Policies (Details) - Schedule of cash flow of the VIE's - VIE’s [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of cash flow of the VIE's [Line Items]
Net cash provided by (used in) operating activities	$ (14,394,918)	$ 7,329,182	$ (856,332)
Net cash used in investing activities	(1,987,258)	(116,746)	(46,135)
Net cash provided by financing activities	20,555,262	5,752,534	636,702
Net increase (decrease) in cash	$ 4,575,593	$ 13,630,301	$ (216,258)